UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05502
                                                     ---------

                              Comstock Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: October 31, 2006
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              COMSTOCK FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2006





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the financial statements and the investment portfolio as of October 31, 2006.

                                                   Sincerely yours,

                                                   /s/ Bruce N. Alpert

                                                   Bruce N. Alpert
                                                   Chief Operating Officer
                                                   Gabelli Funds, LLC
December 18, 2006

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED OCTOBER 31, 2006+ (UNAUDITED)
================================================================================

                                           CALENDAR      SIX                                          SINCE FUND'S
COMSTOCK STRATEGY FUND (A)               YEAR TO DATE   MONTHS  ONE YEAR  FIVE YEARS   TEN YEARS   INCEPTION (5/26/88)
----------------------------------------------------------------------------------------------------------------------
 CLASS O (CPSFX)..........................   (7.95)%    (2.89)%  (11.06)%   (8.49)%     (6.88)%          (0.59)%
----------------------------------------------------------------------------------------------------------------------
 CLASS A (CPFAX)
  Without sales charge....................   (8.31)     (3.32)   (11.50)    (8.92)      (7.16)           (0.82)
  With sales charge (b)...................  (12.89)     (8.16)   (15.92)    (9.85)      (7.63)           (1.10)
----------------------------------------------------------------------------------------------------------------------
 CLASS C (CPFCX)
  Without contingent deferred sales charge   (8.64)     (3.74)   (12.07)    (9.44)      (7.79)           (1.24)
  With contingent deferred sales charge (c)  (9.66)     (4.82)   (13.05)    (9.44)      (7.79)           (1.24)
----------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (d)........................   12.05       6.10     16.33      7.25        8.64            12.11
----------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVT./CORP. BOND INDEX (e)   3.36       4.75      4.88      4.57        6.29             7.68(f)
----------------------------------------------------------------------------------------------------------------------

                                           CALENDAR      SIX      ONE     FIVE      TEN    SINCE POLICY     SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (G)          YEAR TO DATE   MONTHS   YEAR     YEARS    YEARS   INCEPTION (H) INCEPTION (10/10/85)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS A (DRCVX)
  Without sales charge....................   (6.48)%    (0.86)% (12.43)%  (9.69)%  (9.80)%     (3.20)%    (0.82)%
  With sales charge (b)...................  (10.69)     (5.32)  (16.37)  (10.52)  (10.21)      (3.43)     (1.04)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS B (DCVBX)
  Without contingent deferred sales charge   (6.64)     (0.88)  (13.00)  (10.35)  (10.43)      (3.71)     (1.31)
  With contingent deferred sales charge (i) (10.37)     (4.85)  (16.48)  (10.69)  (10.43)      (3.71)     (1.31)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPCCX)
  Without contingent deferred sales charge   (6.93)     (1.38)  (13.16)  (10.36)  (10.42)      (3.70)     (1.29)
  With contingent deferred sales charge (c)  (7.79)     (2.36)  (14.03)  (10.36)  (10.42)      (3.70)     (1.29)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS R (CPCRX) .........................   (6.10)     (0.86)  (12.25)   (9.62)   (9.55)      (3.05)     (0.68)
-----------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (d)........................   12.05       6.10    16.33     7.25     8.64       10.87      12.73(j)
-----------------------------------------------------------------------------------------------------------------------------

+ PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE CAPITAL VALUE FUND UTILIZES SHORT SELLING AND BOTH FUNDS UTILIZE DERIVATIVES. SHORT SELLING OF SECURITIES AND USE OF DERIVATIVES POSE SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. SHORT SELLING IS A SALE OF A BORROWED SECURITY AND LOSSES ARE REALIZED IF THE PRICE OF THE SECURITY INCREASES BETWEEN THE DATE THE SECURITY IS SOLD AND THE DATE THE FUND REPLACES IT. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUNDS BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE FUNDS' FISCAL YEAR ENDS APRIL 30.
(a) TOTAL RETURN PRIOR TO 8/01/91 REFLECTS THE PERFORMANCE OF THE FUND AS A CLOSED-END FUND; AS AN OPEN-END FUND THE FUND INCURS CERTAIN ADDITIONAL EXPENSES AS A RESULT OF THE CONTINUOUS OFFERING AND REDEMPTION OF ITS SHARES. BECAUSE CLASS A SHARES AND CLASS C SHARES WERE NOT ACTUALLY INTRODUCED UNTIL 7/15/92 AND 8/01/95, RESPECTIVELY, TOTAL RETURN FOR THE PERIOD PRIOR TO THE INTRODUCTION OF EACH SUCH CLASS (I) REFLECTS THE PERFORMANCE INFORMATION FOR CLASS O SHARES AND CLASS A SHARES, AS APPROPRIATE, AND (II) DOES NOT REFLECT SERVICE AND DISTRIBUTION FEES BORNE BY CLASS A SHARES AND CLASS C SHARES PRIOR TO THEIR INTRODUCTION, WHICH, IF REFLECTED, WOULD REDUCE THE TOTAL RETURN PRESENTED. TOTAL RETURN ASSUMES THE REINVESTMENT OF DISTRIBUTIONS. GABELLI FUNDS, LLC BECAME THE INVESTMENT ADVISER OF THE FUND ON 5/23/00.
(b) ASSUMING THE MAXIMUM INITIAL SALES CHARGE OF 4.5%.
(c) ASSUMING PAYMENT OF A 1% CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE.
(d) THE S&P 500 INDEX IS AN UNMANAGED BROAD BASED INDEX COMPRISED OF COMMON STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. YOU CANNOT INVEST DIRECTLY IN THE S&P 500 INDEX.
(e) THE LEHMAN BROTHERS GOVT./CORP. BOND INDEX IS AN UNMANAGED BROAD BASED INDEX COMPRISED OF U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND INVESTMENT GRADE CORPORATE DEBT. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS.
(f) FROM MAY 31, 1988, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
(g) TOTAL RETURN IS BASED UPON A HYPOTHETICAL INVESTMENT AT THE FUND'S INCEPTION ON 10/10/85. BECAUSE CLASS B SHARES WERE NOT ACTUALLY INTRODUCED UNTIL 1/15/93 AND CLASS C SHARES AND CLASS R SHARES WERE NOT ACTUALLY INTRODUCED UNTIL 8/22/95, TOTAL RETURN FOR THE PERIOD PRIOR TO THE INTRODUCTION OF EACH SUCH CLASS (I) IN THE CASE OF CLASS B SHARES AND CLASS R SHARES, REFLECTS THE PERFORMANCE INFORMATION FOR CLASS A SHARES, (II) IN THE CASE OF CLASS C SHARES, REFLECTS THE PERFORMANCE INFORMATION FOR CLASS A SHARES AND CLASS B SHARES, AS APPROPRIATE, AND (III) IN THE CASE OF CLASS B SHARES AND CLASS C SHARES, DOES NOT REFLECT HIGHER SERVICE AND DISTRIBUTION FEES AND CERTAIN ADMINISTRATIVE EXPENSES BORNE BY CLASS B SHARES AND CLASS C SHARES PRIOR TO THEIR INTRODUCTION, WHICH, IF REFLECTED, WOULD REDUCE THE TOTAL RETURN PRESENTED. TOTAL RETURN ASSUMES THE REINVESTMENT OF DISTRIBUTIONS. GABELLI FUNDS, LLC BECAME THE INVESTMENT ADVISER OF THE FUND ON 5/23/00.
(h) ON APRIL 28, 1987, COMSTOCK PARTNERS, INC., THE CAPITAL VALUE FUND'S INVESTMENT ADVISER, ASSUMED INVESTMENT RESPONSIBILITIES AND THE FUND CHANGED ITS INVESTMENT OBJECTIVE TO THE CURRENT INVESTMENT OBJECTIVE.
(i) PERFORMANCE RESULTS INCLUDE THE CDSC FOR CLASS B SHARES UPON REDEMPTION AT THE END OF THE CALENDAR YEAR TO DATE, SIX MONTHS, ONE YEAR, FIVE YEARS, TEN YEARS, AND SINCE INCEPTION PERIODS OF 4%, 4%, 4%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
(j) FROM SEPTEMBER 30, 1985, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

COMSTOCK FUNDS, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from May 1, 2006 through October 31, 2006
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                        Beginning       Ending      Annualized    Expenses
                      Account Value  Account Value    Expense   Paid During
                         5/01/06       10/31/06        Ratio      Period*
--------------------------------------------------------------------------------
COMSTOCK STRATEGY FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class O                 $1,000.00     $  971.10        2.86%       $14.21
Class A                 $1,000.00     $  966.80        3.11%       $15.42
Class C                 $1,000.00     $  962.60        3.86%       $19.09
HYPOTHETICAL 5% RETURN
Class O                 $1,000.00     $1,010.79        2.86%       $14.50
Class A                 $1,000.00     $1,009.53        3.11%       $15.75
Class C                 $1,000.00     $1,005.75        3.86%       $19.51

COMSTOCK CAPITAL VALUE FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class A                 $1,000.00     $  991.40        2.00%       $10.04
Class B                 $1,000.00     $  991.20        2.75%       $13.80
Class C                 $1,000.00     $  986.20        2.75%       $13.77
Class R                 $1,000.00     $  991.40        1.75%       $ 8.78
HYPOTHETICAL 5% RETURN
Class A                 $1,000.00     $1,015.12        2.00%       $10.16
Class B                 $1,000.00     $1,011.34        2.75%       $13.94
Class C                 $1,000.00     $1,011.34        2.75%       $13.94
Class R                 $1,000.00     $1,016.38        1.75%       $ 8.89

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets as of October 31, 2006:


STRATEGY FUND                                   PERCENT
LONG POSITIONS

U.S. Treasury Notes ...........................  96.9
Put Options Purchased .........................   2.2
Real Estate ...................................   1.6
U.S. Treasury Bill ............................   1.1
Other Assets and Liabilities (Net) ............  (1.8)
                                                -----
                                                100.0
                                                =====

CAPITAL VALUE FUND                              PERCENT
LONG POSITIONS

U.S. Treasury Bills ...........................  97.7
Real Estate ...................................   1.3
Put Options Purchased .........................   0.7
Other Assets and Liabilities (Net) ............  23.8


SHORT POSITIONS

Electronics ...................................  (4.9)
Financial Services ............................  (4.7)
Computer Software and Services ................  (4.3)
Building and Construction .....................  (2.1)
Futures Contracts .............................  (1.9)
Hotels and Gaming .............................  (1.4)
Retail ........................................  (1.4)
Business Services .............................  (1.0)
Health Care ...................................  (1.0)
Computer Hardware .............................  (0.8)
                                                -----
                                                100.0
                                                =====



THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JULY 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUNDS AT 800-GABELLI (800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE
COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Funds file Form N-PX with the Funds' complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
================================================================================

                                                                    MARKET
      UNITS                                           COST          VALUE
      -----                                           ----          -----
  TERM NOTE -- 1.6%
              REAL ESTATE -- 1.6%
      10,000  Merrill Lynch Medium Term Note,
               Ser. C, Due 06/04/09 +(a) ......    $  100,000     $  126,150
                                                   ----------     ----------
    PRINCIPAL
     AMOUNT
     ------
  U.S. GOVERNMENT OBLIGATIONS -- 98.0%
              U.S. TREASURY BILL -- 1.1%
  $   96,000  U.S. Treasury Bill,
                5.126%++, 03/01/07 ............        94,422         94,422
                                                   ----------     ----------
              U.S. TREASURY NOTES -- 96.9%
              U.S. Treasury Notes,
   2,270,000   3.875%, 07/31/07 ...............     2,267,419      2,252,533
   5,400,000   6.000%, 08/15/09 ...............     5,340,690      5,593,012
                                                   ----------     ----------
                                                    7,608,109      7,845,545
                                                   ----------     ----------
  TOTAL U.S. GOVERNMENT OBLIGATIONS ...........     7,702,531      7,939,967
                                                   ----------     ----------

     NUMBER OF                                  EXPIRATION DATE/    MARKET
     CONTRACTS                                   EXERCISE PRICE      VALUE
     ---------                                  ---------------      -----
  PUT OPTIONS PURCHASED+ -- 2.2%
        150   Best Buy Co. Inc. ...............  Jan. 07/45       $    9,000
         65   S & P 500 Index .................  Dec. 06/1150          1,625
        100   S & P 500 Index .................  Dec. 06/1200          5,000
        140   S & P 500 Index .................  Jun. 07/1225        156,800
        100   SanDisk Corp. ...................  Jan. 07/40            8,500
                                                                  ----------
  TOTAL PUT OPTIONS PURCHASED (Cost $540,527) ...................    180,925
                                                                  ----------
  TOTAL INVESTMENTS -- 101.8% (Cost $8,343,058) .................  8,247,042

  OTHER ASSETS AND LIABILITIES (NET) -- (1.8)% ..................   (148,405)
                                                                  ----------
  NET ASSETS -- 100.0% .......................................... $8,098,637
                                                                  ==========
  ------------------
  (a) Security return is linked to the performance of the PHLX Housing Sector Index.
   +  Non-income producing security.
  ++  Represents annualized yield at date of purchase.


                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
================================================================================

                                                                    MARKET
      UNITS                                           COST          VALUE
      -----                                           ----          -----
 TERM NOTE -- 1.3%
              REAL ESTATE -- 1.3%
      50,000  Merrill Lynch Medium Term Note,
               Ser. C, Due 06/04/09 + (a) ....... $   500,000    $   630,750
                                                  -----------    -----------
    PRINCIPAL
     AMOUNT
     ------
 U.S. GOVERNMENT OBLIGATIONS -- 97.7%
              U.S. TREASURY BILLS -- 97.7%
 $46,901,000  U.S. Treasury Bills,
               5.100% to 5.152%++,
               01/18/07 to 03/08/07 (b)(c) ......  46,130,605     46,130,509
                                                  -----------    -----------

     NUMBER OF                                  EXPIRATION DATE/
     CONTRACTS                                   EXERCISE PRICE
     ---------                                  ---------------
 PUT OPTIONS PURCHASED+ -- 0.7%
        850   Best Buy Co. Inc. ................. Jan. 07/45          51,000
        270   S & P 500 Index ................... Dec. 06/1150         6,750
        425   S & P 500 Index ................... Dec. 06/1200        21,250
        160   S & P 500 Index ................... Jun. 07/1225       179,200
        600   SanDisk Corp. ..................... Jan. 07/40          51,000
                                                                 -----------
 TOTAL PUT OPTIONS PURCHASED (Cost $1,714,464) ................      309,200
                                                                 -----------
 TOTAL INVESTMENTS -- 99.7% (Cost $48,345,069) ................   47,070,459

 COMMON STOCKS SOLD SHORT -- (21.6)%
   (Proceeds received $11,268,275) ............................  (10,184,290)

 FUTURES CONTRACTS -- (1.9%)
   (Unrealized depreciation) ..................................     (908,750)

 OTHER ASSETS AND LIABILITIES (NET) -- 23.8% ..................   11,213,726
                                                                 -----------
 NET ASSETS -- 100.0% .........................................  $47,191,145
                                                                 ===========

 SECURITIES SOLD SHORT -- (23.5)%

     SHARES                                         PROCEEDS
     ------                                        ----------
 COMMON STOCKS SOLD SHORT -- (21.6)%
              BUILDING AND CONSTRUCTION -- (2.1)%
       6,500  Centex Corp. ...................... $   434,352    $   339,950
       6,500  KB HOME ...........................     431,715        292,110
      11,000  Pulte Homes Inc. ..................     418,204        340,890
                                                  -----------    -----------
                                                    1,284,271        972,950
                                                  -----------    -----------
              BUSINESS SERVICES -- (1.0)%
      18,000  aQuantive Inc. ....................     437,336        489,240
                                                  -----------    -----------
              COMPUTER HARDWARE -- (0.8)%
      16,000  Dell Inc. .........................     612,141        389,280
                                                  -----------    -----------
              COMPUTER SOFTWARE AND SERVICES -- (4.3)%
      13,000  Adobe Systems Inc. ................     422,913        497,250
      10,000  Alliance Data Systems Corp. .......     506,852        607,200
      16,000  eBay Inc. .........................     476,630        514,080
      24,000  Red Hat Inc. ......................     541,464        393,120
                                                  -----------    -----------
                                                    1,947,859      2,011,650
                                                  -----------    -----------

 COMMON STOCKS SOLD SHORT (CONTINUED)
                                                                   MARKET
       SHARES                                      PROCEEDS         VALUE
       ------                                      --------        ------
              ELECTRONICS -- (4.9)%
      12,000  Analog Devices Inc. ............... $   413,180    $   381,840
      11,000  Broadcom Corp., Cl. A .............     401,617        332,970
      25,000  Cogent Inc. .......................     570,341        287,500
      22,000  Maxim Integrated Products Inc. ....   1,037,704        660,220
      16,000  Microsemi Corp. ...................     409,712        313,600
      18,000  Netlogic Microsystems Inc. ........     484,653        356,940
                                                  -----------    -----------
                                                    3,317,207      2,333,070
                                                  -----------    -----------
              FINANCIAL SERVICES -- (4.7)%
       9,000  Capital One Financial Corp. .......     677,752        713,970
      12,000  CompuCredit Corp. .................     448,317        417,120
      15,000  Countrywide Financial Corp. .......     517,525        571,800
      12,000  Washington Mutual Inc. ............     512,171        507,600
                                                  -----------    -----------
                                                    2,155,765      2,210,490
                                                  -----------    -----------
              HEALTH CARE -- (1.0)%
      12,000  Kyphon Inc. .......................     407,353        474,000
                                                  -----------    -----------
              HOTELS AND GAMING -- (1.4)%
       9,000  Wynn Resorts Ltd. .................     551,789        661,860
                                                  -----------    -----------
              RETAIL -- (1.4)%
      17,000  Starbucks Corp. ...................     554,554        641,750
                                                  -----------    -----------
 TOTAL COMMON STOCKS SOLD SHORT ................. $11,268,275    $10,184,290
                                                  ===========    ===========

    NUMBER OF                                                     UNREALIZED
    CONTRACTS                                   EXPIRATION DATE  DEPRECIATION
    ---------                                   ---------------  ------------
 FUTURES CONTRACTS -- SHORT POSITION -- (1.9)%
         50   S & P 500 Index Futures ...........    12/14/06    $  (908,750)
                                                                 ===========
  ------------------
  (a) Security return is linked to the performance of the PHLX Housing Sector Index.
  (b) At October 31, 2006, $27,800,000 of the principal amount was pledged as collateral for securities sold short.
  (c) At October 31, 2006, $3,000,000 of the principal amount was pledged as collateral for futures contracts.
   +  Non-income  producing  security.
  ++  Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2006 (UNAUDITED)
================================================================================

                                                                                     STRATEGY         CAPITAL VALUE
                                                                                       FUND               FUND
                                                                                     --------         ------------
ASSETS:
  Investments at value (Cost $8,343,058 and $48,345,069, respectively) ......     $   8,247,042      $  47,070,459
  Deposit at brokers ........................................................           418,258         10,339,730
  Receivable for Fund shares sold ...........................................                --            227,193
  Interest receivable .......................................................            90,903             14,281
  Prepaid expenses ..........................................................               157                379
  Other assets ..............................................................                --                250
                                                                                  -------------      -------------
  TOTAL ASSETS ..............................................................         8,756,360         57,652,292
                                                                                  -------------      -------------
LIABILITIES:
  Securities sold short (proceeds $0 and $11,268,275, respectively) .........                --         10,184,290
  Dividends payable on securities sold short ................................                --              6,620
  Payable to custodian ......................................................           568,159             47,117
  Payable for Fund shares redeemed ..........................................            25,973             40,631
  Payable for directors' fees ...............................................               169                  9
  Payable for investment advisory fees ......................................             6,018             41,140
  Payable for distribution fees .............................................               658             18,112
  Other accrued expenses ....................................................            56,746            123,228
                                                                                  -------------      -------------
  TOTAL LIABILITIES .........................................................           657,723         10,461,147
                                                                                  -------------      -------------
  NET ASSETS applicable to 3,134,285 and 20,743,730
    shares outstanding, respectively ........................................     $   8,098,637      $  47,191,145
                                                                                  =============      =============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value ...........................     $  68,392,481      $ 207,865,051
  Accumulated net investment income .........................................            12,535          1,027,863
  Accumulated net realized loss on investments,
    securities sold short, and futures transactions .........................       (60,210,363)      (160,602,394)
  Net unrealized depreciation on investments,
    securities sold short, and futures transactions .........................           (96,016)        (1,099,375)
                                                                                  -------------      -------------
  NET ASSETS ................................................................     $   8,098,637      $  47,191,145
                                                                                  =============      =============
SHARES OF CAPITAL STOCK:
  CLASS O:
  Net Asset Value and redemption price per share
   ($6,315,934 / 2,461,724 shares outstanding with
   150,000,000 shares authorized) ...........................................             $2.57
                                                                                          =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,361,195 / 515,158 shares outstanding with 150,000,000
    shares authorized and $35,253,560 / 15,239,217 shares
    outstanding with 125,000,000 shares authorized, respectively) ...........             $2.64              $2.31
                                                                                          =====              =====
  Maximum offering price per share (NAV / .955 based on
    maximum sales charge of 4.50% of the offering price) ....................             $2.76              $2.42
                                                                                          =====              =====
  CLASS B:
  Net Asset Value and offering price per share
    ($1,991,675 / 885,172 shares outstanding
    with 125,000,000 shares authorized) .....................................                                $2.25(a)
                                                                                                             =====
  CLASS C:
  Net Asset Value and offering price per share
    ($421,508 / 157,403 shares outstanding with 200,000,000
    shares authorized and $9,928,286 / 4,611,727 shares
    outstanding with 125,000,000 shares authorized, respectively) ...........             $2.68(a)           $2.15(a)
                                                                                          =====              =====
  CLASS R:
  Net Asset Value, offering, and redemption price per share
    ($17,624 / 7,614 shares outstanding with 125,000,000
    shares authorized) ......................................................                                $2.31
                                                                                                             =====

-------------
(a) Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED OCTOBER 31, 2006 (UNAUDITED)
================================================================================

                                                                  STRATEGY       CAPITAL VALUE
                                                                    FUND             FUND
                                                                  --------       ------------
INVESTMENT INCOME:
  Interest .................................................     $   243,695      $ 1,417,592
                                                                 -----------      -----------
  TOTAL INVESTMENT INCOME ..................................         243,695        1,417,592
                                                                 -----------      -----------
EXPENSES:
  Investment advisory fees .................................          39,321          249,450
  Distribution fees - Class A ..............................           1,912           46,719
  Distribution fees - Class B ..............................              --           11,293
  Distribution fees - Class C ..............................           2,408           51,176
  Dividends on securities sold short .......................              --           32,412
  Shareholder services fees ................................          32,458           75,609
  Registration expenses ....................................          15,345           23,367
  Directors' fees ..........................................           3,848           19,831
  Shareholder communications expenses ......................          14,993           23,064
  Custodian fees ...........................................              --            7,694
  Legal and audit fees .....................................          18,767           20,140
  Interest expense .........................................           2,428              911
  Accounting fees ..........................................              --           11,250
  Miscellaneous expenses ...................................           5,010            7,432
                                                                 -----------      -----------
  TOTAL EXPENSES ...........................................         136,490          580,348
  Less: Custodian fee credits ..............................              (9)            (964)
                                                                 -----------      -----------
  TOTAL NET EXPENSES .......................................         136,481          579,384
                                                                 -----------      -----------
  NET INVESTMENT INCOME ....................................         107,214          838,208
                                                                 -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  OPTIONS, SECURITIES SOLD SHORT, AND FUTURES TRANSACTIONS:
  Net realized loss on investment securities ...............        (480,461)      (1,208,679)
  Net realized loss on securities sold short ...............              --         (195,237)
  Net realized gain on futures transactions ................              --            9,000
                                                                 -----------      -----------
  Net realized loss on investments, options, securities
     sold short, and futures transactions ..................        (480,461)      (1,394,916)
                                                                 -----------      -----------
  Net change in unrealized appreciation/(depreciation)
    on investments .........................................          97,644         (129,020)
  Net change in unrealized appreciation/(depreciation)
    on securities sold short ...............................              --          365,896
  Net change in unrealized appreciation/(depreciation)
    on futures transactions ................................              --         (580,875)
                                                                 -----------      -----------
  Net change in unrealized appreciation/(depreciation)
    on investments, options, securities sold short,
    and futures transactions ...............................          97,644         (343,999)
                                                                 -----------      -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
    OPTIONS, SECURITIES SOLD SHORT, AND FUTURES TRANSACTIONS        (382,817)      (1,738,915)
                                                                 -----------      -----------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....     $  (275,603)     $  (900,707)
                                                                 ===========      ===========

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                            STRATEGY FUND                  CAPITAL VALUE FUND
                                                 ---------------------------------   ---------------------------------
                                                 SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                 OCTOBER 31, 2006     YEAR ENDED     OCTOBER 31, 2006     YEAR ENDED
                                                    (UNAUDITED)     APRIL 30, 2006      (UNAUDITED)     APRIL 30, 2006
                                                 ----------------   --------------   -----------------  --------------
OPERATIONS:
  Net investment income ......................     $    107,214      $    241,609      $    838,208      $  1,012,343
  Net realized loss on investments,
     securities sold short, and
     futures transactions ....................         (480,461)       (1,909,191)       (1,394,916)      (12,142,959)
  Net change in unrealized appreciation/
    (depreciation) on investments, securities
    sold short, and futures transactions .....           97,644          (306,148)         (343,999)         (612,925)
                                                   ------------      ------------      ------------      ------------
  NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...............         (275,603)       (1,973,730)         (900,707)      (11,743,541)
                                                   ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Class O ..................................          (89,565)         (193,712)               --                --
    Class A ..................................          (15,841)          (31,015)               --          (675,615)
    Class B ..................................               --                --                --           (40,231)
    Class C ..................................           (2,778)           (3,343)               --          (106,173)
    Class R ..................................               --                --                --              (497)
                                                   ------------      ------------      ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........         (108,184)         (228,070)               --          (822,516)
                                                   ------------      ------------      ------------      ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from shares sold:
    Class A ..................................          126,185           243,631         9,751,984         7,137,718
    Class B ..................................               --                --           114,413            73,700
    Class C ..................................            2,138           425,214         4,472,448         2,944,703
    Class R ..................................               --                --                28             5,810
                                                   ------------      ------------      ------------      ------------
                                                        128,323           668,845        14,338,873        10,161,931
                                                   ------------      ------------      ------------      ------------
  Proceeds from reinvestment of distributions:
    Class O ..................................           54,746           114,412                --                --
    Class A ..................................            8,145            14,061                --           430,964
    Class B ..................................               --                --                --            31,921
    Class C ..................................              697             1,490                --            69,498
    Class R ..................................               --                --                --               214
                                                   ------------      ------------      ------------      ------------
                                                         63,588           129,963                --           532,597
                                                   ------------      ------------      ------------      ------------
  Cost of shares redeemed:
    Class O ..................................       (1,003,113)       (1,756,647)               --                --
    Class A ..................................         (302,258)         (838,751)       (6,786,675)      (19,354,899)
    Class B ..................................               --                --          (481,466)       (2,237,111)
    Class C ..................................          (93,316)         (255,203)       (1,977,692)       (6,492,100)
    Class R ..................................               --                --            (7,673)          (25,463)
                                                   ------------      ------------      ------------      ------------
                                                     (1,398,687)       (2,850,601)       (9,253,506)      (28,109,573)
                                                   ------------      ------------      ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL STOCK TRANSACTIONS ..........       (1,206,776)       (2,051,793)        5,085,367       (17,415,045)
                                                   ------------      ------------      ------------      ------------
  REDEMPTION FEES ............................               --                --                 9            17,918
                                                   ------------      ------------      ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ......       (1,590,563)       (4,253,593)        4,184,669       (29,963,184)

NET ASSETS:
  Beginning of period ........................        9,689,200        13,942,793        43,006,476        72,969,660
                                                   ------------      ------------      ------------      ------------
  End of period ..............................     $  8,098,637      $  9,689,200      $ 47,191,145      $ 43,006,476
                                                   ============      ============      ============      ============
  Undistributed net investment income ........     $     12,535      $     13,505      $  1,027,863      $    189,655
                                                   ============      ============      ============      ============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================


1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities, and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds' holding period. The Funds will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Funds in each agreement. The Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. At October 31, 2006, there were no open repurchase agreements.

OPTIONS. The Funds may purchase or write call or put options on securities or indices. As a writer of put options, the Funds receive a premium at the outset and then bear the risk of unfavorable changes in the price of the financial instrument underlying the option. The Funds would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Funds would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Funds pay a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Funds would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Funds would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively. The Funds may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Funds limit their opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. The Strategy Fund may sell put options on certain indices in order to hedge various market risks.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


FUTURES CONTRACTS. The Funds may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Funds recognize a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open futures contracts at October 31, 2006 are reflected within the Schedule of Investments.

SECURITIES SOLD SHORT. The Capital Value Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at October 31, 2006 are reflected within the Schedule of Investments.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At October 31, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities would be included in unrealized

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in a Fund's custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to the current federal funds rate plus 0.50% and 1.00% of the overdrawn amount for the Strategy Fund and Capital Value Fund, respectively. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Income distributions to shareholders, if any, are made quarterly for the Strategy Fund and annually for the Capital Value Fund. Distributions from realized gains, if any, will be made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.


The tax character of distributions paid during the fiscal year ended April 30, 2006 was as follows:

                                                         STRATEGY FUND             CAPITAL VALUE FUND
                                                   -------------------------    -------------------------
                                                   YEAR ENDED APRIL 30, 2006    YEAR ENDED APRIL 30, 2006
                                                   -------------------------    -------------------------
                  Ordinary Income ................         $228,070                     $822,516

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

The following summarizes the tax cost of investments, proceeds of short sales, futures transactions, and the related unrealized appreciation/(depreciation) for each Fund at October 31, 2006:

                                                                     GROSS           GROSS      NET UNREALIZED
                                                     COST/         UNREALIZED     UNREALIZED     APPRECIATION/
                                                  (PROCEEDS)      APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                 ------------     ------------   ------------   --------------
                  Strategy Fund ................  $ 8,343,058     $  278,472      $  (374,488)   $   (96,016)

                  Capital Value Fund
                     Investments ...............   48,346,970        130,808       (1,407,319)    (1,276,511)
                     Short sales ...............   11,268,275      1,702,431         (618,446)     1,083,985
                     Futures contracts .........           --             --         (908,750)      (908,750)

The following summarizes capital loss carryforwards and expiration dates for each Fund at April 30, 2006:

                 EXPIRING IN FISCAL YEAR          STRATEGY FUND        CAPITAL VALUE FUND
                 -----------------------          -------------        -----------------
                          2007                     $26,257,347            $ 48,938,064
                          2008                      15,186,640              36,909,064
                          2009                       5,026,316                 409,704
                          2012                              --              15,241,825
                          2013                      11,097,388              40,898,340
                          2014                       1,655,953              13,004,169
                                                   -----------            ------------
                                                   $59,223,644            $155,401,166
                                                   ===========            ============

These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.

NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER TRANSACTIONS. Gabelli Funds, LLC serves as the Adviser and Administrator for both Funds. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pay the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Funds' average daily net assets, computed daily and payable monthly. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Funds' portfolio, oversees the administration of all aspects of the Funds' business and affairs, and pays the compensation of all Officers and Directors of the Company who are affiliated persons of the Adviser.

The Company pays each Director that is not an affiliated person of the Adviser or its affiliates (as defined in the 1940 Act) an annual retainer of $5,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting. Directors who are directors or employees of the
Adviser or an affiliated company receive no compensation or expense reimbursement from the Funds.

4. DISTRIBUTION PLAN. The Company's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class O and Class R) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended October 31, 2006, other than short-term and U.S. Government Securities, were as follows:

                                                 PURCHASES             SALES
                                                 ---------            -------
   Strategy Fund ...............................        --           $  227,862
   Capital Value Fund ..........................        --                   --

There were no option contracts written for the Capital Value Fund during the six months ended October 31, 2006.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


6. TRANSACTIONS WITH AFFILIATES. During the six months ended October 31, 2006, Gabelli & Company informed the Funds that it received $16,048 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund's NAV per share is a Fund expense pursuant to the Advisory Agreements between each Fund and the Adviser. During the six months ended October 31, 2006, the Strategy Fund and the Capital Value Fund paid or accrued $0 and $11,250, to the Adviser, respectively, in connection with the cost of computing such Fund's NAV.

7. CAPITAL STOCK TRANSACTIONS. The Strategy Fund offers Class A and Class C Shares. Class O Shares are no longer offered for sale, except for reinvestment of dividends. The Capital Value Fund offers Class A, Class B, Class C, and Class R Shares.

Each Class O, Class A, and Class C Share of the Strategy Fund and each Class A, Class B, Class C, and Class R Share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its NAV, and has identical rights except that Class A, Class B, and Class C Shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively. In addition, only the holders of Class A, Class B, and Class C Shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A Shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges ("CDSC"). Class B Shares are subject to a CDSC upon redemption within six years of purchase and automatically convert to Class A Shares approximately six years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class R Shares are available only to certain institutional investors and certain benefit or retirement plans. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Shareholders can exchange their shares of the Strategy Fund Class A and Class O into the Capital Value Fund Class A Shares with no initial sales load on the condition that the sum of the value of shares exchanged plus any new or existing investment of the receiving Capital Value account is at least $1,000. Class C Shares of the Strategy Fund can be exchanged into Class C Shares of the Capital Value Fund on the condition that the sum of the value of shares exchanged plus any new or existing investment of the receiving Capital Value account is at least $1,000.

Effective June 15, 2005, the Funds imposed a redemption fee of 2.00% on Class A, Class B, Class C, and Class R Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Funds imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Funds. The redemption fees retained by the Funds during the six months ended October 31, 2006 amounted to $0 and $9 and during the fiscal year ended April 30, 2006 amounted to $0 and $17,918 for the Strategy Fund and the Capital Value Fund, respectively.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                                            STRATEGY FUND                    CAPITAL VALUE FUND
                                                 ----------------------------------  ---------------------------------
                                                 SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                 OCTOBER 31, 2006      YEAR ENDED    OCTOBER 31, 2006     YEAR ENDED
                                                    (UNAUDITED)      APRIL 30, 2006    (UNAUDITED)      APRIL 30, 2006
                                                 ----------------    --------------  ----------------   --------------
CLASS O:
Shares issued upon reinvestment of distributions ....   20,531             39,720
Share redeemed ...................................... (378,506)          (603,396)
                                                      --------           --------
   Net decrease in Class O Shares ................... (357,975)          (563,676)
                                                      ========           ========

CLASS A:
Shares sold .........................................   45,155             79,905         3,971,243         2,825,975
Shares issued upon reinvestment of distributions ....    2,964              4,741                --           176,624
Share redeemed ...................................... (109,890)          (274,787)       (2,834,736)       (7,479,522)
                                                      --------           --------        ----------        ----------
   Net increase (decrease) in Class A Shares ........  (61,771)          (190,141)        1,136,507        (4,476,923)
                                                      ========           ========        ==========        ==========

CLASS B:
Shares sold .........................................                                        48,203            31,206
Shares issued upon reinvestment of distributions ....                                            --            13,356
Share redeemed ......................................                                      (205,537)         (902,228)
                                                                                         ----------        ----------
   Net decrease in Class B Shares ...................                                      (157,334)         (857,666)
                                                                                         ==========        ==========

CLASS C:
Shares sold .........................................      761            143,966         1,943,435         1,270,121
Shares issued upon reinvestment of distributions ....      247                504                --            30,348
Share redeemed ......................................  (33,156)           (82,895)         (885,198)       (2,708,569)
                                                      --------           --------        ----------        ----------
   Net increase (decrease) in Class C Shares ........  (32,148)            61,575         1,058,237        (1,408,100)
                                                      ========           ========        ==========        ==========

CLASS R:
Shares sold .........................................                                            11             2,293
Shares issued upon reinvestment of distributions ....                                            --                88
Share redeemed ......................................                                        (3,118)           (9,263)
                                                                                         ----------        ----------
   Net decrease in Class R Shares ...................                                        (3,107)           (6,882)
                                                                                         ==========        ==========

8. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Funds or any material adverse effect on the Adviser or its ability to manage the Funds.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS                   DISTRIBUTIONS
                        ----------------------------------------     -----------------------------------
                                           Net
            Net Asset                 Realized and       Total
  Period      Value,       Net         Unrealized        from            Net       Return
   Ended    Beginning  Investment    Gain (Loss) on   Investment     Investment      of        Total
 April 30   of Period   Income(a)     Investments     Operations       Income     Capital  Distributions
 --------   ---------   ---------     -------------   ----------     ----------   -------  -------------
STRATEGY FUND
CLASS O
   2007(c)    $2.68       $0.03          $(0.11)        $(0.08)        $(0.03)        --      $(0.03)
   2006        3.24        0.06           (0.56)         (0.50)         (0.06)        --       (0.06)
   2005        3.71        0.04           (0.40)         (0.36)         (0.08)    $(0.03)      (0.11)
   2004        4.35        0.04           (0.55)         (0.51)         (0.13)        --       (0.13)
   2003        4.17        0.06            0.29           0.35          (0.17)        --       (0.17)
   2002        4.20        0.13           (0.04)          0.09          (0.12)        --       (0.12)

CLASS A
   2007(c)    $2.76       $0.03          $(0.12)        $(0.09)        $(0.03)        --      $(0.03)
   2006        3.33        0.06           (0.58)         (0.52)         (0.05)        --       (0.05)
   2005        3.79        0.03           (0.40)         (0.37)         (0.06)    $(0.03)      (0.09)
   2004        4.42        0.03           (0.58)         (0.55)         (0.08)        --       (0.08)
   2003        4.17        0.05            0.29           0.34          (0.09)        --       (0.09)
   2002        4.20        0.11           (0.03)          0.08          (0.11)        --       (0.11)

CLASS C
   2007(c)    $2.80       $0.02          $(0.12)        $(0.10)        $(0.02)        --      $(0.02)
   2006        3.36        0.04           (0.58)         (0.54)         (0.02)        --       (0.02)
   2005        3.83        0.00*          (0.41)         (0.41)         (0.04)    $(0.02)      (0.06)
   2004        4.46        0.00*          (0.58)         (0.58)         (0.05)        --       (0.05)
   2003        4.21        0.02            0.28           0.30          (0.05)        --       (0.05)
   2002        4.22        0.09           (0.02)          0.07          (0.08)        --       (0.08)

                                                      RATIOS TO AVERAGE NET ASSETS/
                                                           SUPPLEMENTAL DATA
                                             ----------------------------------------------

                        Net Asset            Net Assets
  Period                  Value,               End of       Net                   Portfolio
   Ended    Redemption    End of     Total     Period   Investment   Operating    Turnover
 April 30     Fees(a)     Period    Return+  (in 000's)   Income     Expenses(b)     Rate
 --------   ----------   --------   -------  ---------- ----------   -----------   --------
STRATEGY FUND
CLASS O
   2007(c)       --        $2.57    (2.89)%    $ 6,316    2.41%(d)     2.86%(d)        0%
   2006          --         2.68   (15.46)       7,566    2.19         2.38           30
   2005       $0.00*        3.24    (9.77)      10,961    1.09         1.94            1
   2004          --         3.71   (11.85)(e)   14,008    1.04         2.09           58
   2003          --         4.35     8.22(e)    19,159    1.26         1.31            0
   2002          --         4.17     2.19       20,460    3.06         1.75           16

CLASS A
   2007(c)       --        $2.64    (3.32)%    $ 1,361    2.16%(d)     3.11%(d)        0%
   2006          --         2.76   (15.69)       1,593    1.91         2.63           30
   2005       $0.00*        3.33    (9.74)       2,551    0.79         2.19            1
   2004          --         3.79   (12.52)(e)    4,553    0.74         2.34           58
   2003          --         4.42     8.09(e)    14,630    0.98         1.56            0
   2002          --         4.17     1.95       20,472    2.56         1.83           16

CLASS C
   2007(c)       --        $2.68    (3.74)%    $   422    1.41%(d)     3.86%(d)        0%
   2006          --         2.80   (15.97)         530    1.29         3.38           30
   2005       $0.00*        3.36   (10.66)         431    0.09         2.95            1
   2004          --         3.83   (13.12)(e)      486    0.02         3.08           58
   2003          --         4.46     7.14(e)       621    0.32         2.21            0
   2002          --         4.21     1.61          104    2.04         2.73           16

-----------
+ Total investment returns exclude the effects of sales loads and assume reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a) Based on average shares outstanding.
(b) The Fund incurred interest expense during the six months ended October 31, 2006 and the year ended April 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.81% and 2.37% (Class O), 3.06% and 2.62% (Class A), and 3.81% and
    3.37% (Class C), respectively.
(c) For the six months ended October 31, 2006, unaudited.
(d) Annualized.
(e) Total return excluding the effect of the reimbursements of investment losses from the Fund's Adviser and other service providers of $253,760 for the year ended April 30, 2003 was 7.48%, 7.11%, and 6.42% for Class O, A, and C Shares, respectively, and of $583,634 for the year ended April 30, 2004 was (13.75)%, (14.13)%, and (14.93)% for Class O, A, and C Shares, respectively.
*   Amount represents less than $0.005 per share.

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                              INCOME FROM INVESTMENT OPERATIONS           DISTRIBUTIONS
                          ---------------------------------------  ---------------------------
                                              Net
             Net Asset        Net       Realized and        Total
  Period       Value,     Investment     Unrealized         from         Net
  Ended      Beginning      Income     Gain (Loss) on    Investment  Investment      Total      Redemption
April 30    of  Period    (Loss)(a)      Investments     Operations    Income    Distributions    Fees(a)
--------    ----------    ---------    --------------    ----------  ----------  -------------  ----------
CAPITAL VALUE FUND
CLASS A
   2007(c)     $2.33       $ 0.04          $(0.06)         $(0.02)         --            --       $0.00*
   2006         2.91         0.05           (0.58)          (0.53)     $(0.05)       $(0.05)       0.00*
   2005         3.29         0.00*          (0.38)          (0.38)         --            --        0.00*
   2004         4.25        (0.02)          (0.94)          (0.96)         --            --          --
   2003         3.59         0.01            0.70            0.71       (0.05)        (0.05)         --
   2002         3.34         0.06            0.34            0.40       (0.15)        (0.15)         --

CLASS B
   2007(c)     $2.27       $ 0.03          $(0.05)         $(0.02)         --            --       $0.00*
   2006         2.84         0.03           (0.57)          (0.54)     $(0.03)       $(0.03)       0.00*
   2005         3.24        (0.02)          (0.38)          (0.40)         --            --        0.00*
   2004         4.22        (0.05)          (0.93)          (0.98)         --            --          --
   2003         3.57        (0.03)           0.71            0.68       (0.03)        (0.03)         --
   2002         3.33         0.03            0.34            0.37       (0.13)        (0.13)         --

CLASS C
   2007(c)     $2.18       $ 0.03          $(0.06)         $(0.03)         --            --       $0.00*
   2006         2.72         0.03           (0.54)          (0.51)     $(0.03)       $(0.03)       0.00*
   2005         3.10        (0.02)          (0.36)          (0.38)         --            --        0.00*
   2004         4.04        (0.05)          (0.89)          (0.94)         --            --          --
   2003         3.43        (0.03)           0.68            0.65       (0.04)        (0.04)         --
   2002         3.20         0.03            0.33            0.36       (0.13)        (0.13)         --

CLASS R
   2007(c)     $2.33       $ 0.05          $(0.07)         $(0.02)         --            --       $0.00*
   2006         2.90         0.06           (0.58)          (0.52)     $(0.05)       $(0.05)       0.00*
   2005         3.28         0.01           (0.39)          (0.38)         --            --        0.00*
   2004         4.23        (0.01)          (0.94)          (0.95)         --            --          --
   2003         3.58         0.01            0.70            0.71       (0.06)        (0.06)         --
   2002         3.34         0.15            0.25            0.40       (0.16)        (0.16)         --

                                                                  RATIOS TO AVERAGE NET ASSETS/
                                                                      SUPPLEMENTAL DATA
                                   ----------------------------------------------------------------------------------

              Net Asset             Net Assets                    Operating   Operating   Interest Expense
  Period        Value,                End of          Net          Expenses    Expenses    and Dividends    Portfolio
  Ended         End of     Total     Period       Investment        Before     Net of      on Securities    Turnover
April 30        Period    Return+  (in 000's)    Income (Loss)    Waivers(b)  Waivers(b)     Sold Short      Rate
--------       --------   -------  ----------    -------------    ----------  ----------    ------------    ---------
CAPITAL VALUE FUND
CLASS A
   2007(c)       $2.31     (0.86)%  $ 35,253        3.55%(d)        2.00%(d)   2.00%(d)       0.13%(d)         0%
   2006           2.33    (18.35)     32,873        2.08            2.20       2.20           0.25             0
   2005           2.91    (11.55)     54,025        0.08            1.81       1.81           0.25             0
   2004           3.29    (22.59)     75,628       (0.64)           1.97       1.97           0.17            66
   2003           4.25     19.49     105,679        0.16            1.70       1.70           0.16             7
   2002           3.59     12.18      47,547        1.63            1.94       1.75           0.10             0

CLASS B
   2007(c)       $2.25     (0.88)%  $  1,992        2.76%(d)        2.75%(d)   2.75%(d)       0.13%(d)         0%
   2006           2.27    (19.02)      2,371        1.28            2.96       2.96           0.25             0
   2005           2.84    (12.35)      5,397       (0.69)           2.56       2.56           0.25             0
   2004           3.24    (23.22)      9,381       (1.32)           2.67       2.67           0.17            66
   2003           4.22     18.89      23,485       (0.57)           2.46       2.45           0.17             7
   2002           3.57     11.31      12,843        0.82            2.70       2.51           0.10             0

CLASS C
   2007(c)       $2.15     (1.38)%  $  9,928        2.82%(d)        2.75%(d)   2.75%(d)       0.13%(d)         0%
   2006           2.18    (18.74)      7,737        1.32            2.95       2.95           0.25             0
   2005           2.72    (12.26)     13,497       (0.67)           2.56       2.56           0.25             0
   2004           3.10    (23.27)     19,171       (1.38)           2.71       2.71           0.17            66
   2003           4.04     18.66      26,044       (0.65)           2.47       2.47           0.18             7
   2002           3.43     11.33       5,468        0.86            2.69       2.50           0.10             0

CLASS R
   2007(c)       $2.31     (0.86)%  $     18        3.71%(d)        1.75%(d)   1.75%(d)       0.14%(d)         0%
   2006           2.33    (17.90)         25        2.31            1.95       1.95           0.25             0
   2005           2.90    (11.59)         51        0.31            1.58       1.58           0.25             0
   2004           3.28    (22.46)         74       (0.29)           1.66       1.66           0.17            66
   2003           4.23     19.43         202        0.30            1.50       1.50           0.20             7
   2002           3.58     12.16           9        4.10            1.75       1.56           0.11             0

-------------------
+ Total investment returns exclude the effects of sales loads and assume reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a) Based on average shares outstanding.
(b) For the six months ended October 31, 2006 and the year ended April 30, 2006, the effects of the custodian fee credits and interest expense were minimal.
(c) For the six months ended October 31, 2006, unaudited.
(d) Annualized.
*   Amount represents less than $0.005 per share.

                See accompanying notes to financial statements.

                              COMSTOCK FUNDS, INC.

  ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

      At its meeting on May 16, 2006, The Board of Directors ("Board") of the Comstock Funds, Inc. approved the continuation of the investment advisory agreements with the Adviser for the Comstock Strategy Fund and the Comstock Capital Value Fund on the basis of the recommendations by the directors (the "independent board members") who are not "interested persons" of the Funds. The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

                             COMSTOCK STRATEGY FUND
      NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio managers.

      INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of flexible portfolio funds and against the customized peer group selected by Lipper. The independent board members requested that the Adviser identify within the peer group of funds, those funds that have a bearish stance for comparison purposes. The independent board members also requested that the Adviser explore methods of reducing the Fund's expense ratio. The independent board members noted that the Fund's performance was below average for all of the flexible portfolio funds but was reasonable considering those funds with a bearish stance.

      PROFITABILITY. The independent board members reviewed summary data regarding the low level of profitability of the Fund to the Adviser. The independent board members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

      ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent board members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

      SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or any losses or diminished profitability of the Fund to the Adviser.

      SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of each Fund to similar expense ratios of the peer group of flexible portfolio funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratio was above average and the Fund's size was below average within these groups. The independent board members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

      CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The independent board members also concluded that the Fund's expense ratios were higher than average, they were reasonable in light of the Fund's size, and that economies of scale were not a significant factor in their thinking at this time. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board.

                           COMSTOCK CAPITAL VALUE FUND

      NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio managers.

      INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of specialty diversity funds and against the customized peer group selected by Lipper. The independent board members requested that the Adviser identify within the peer group of funds, those funds that have a bearish stance for comparison purposes. The independent board members noted that the Fund's performance was below average for the peer group of flexible portfolio funds but was reasonable considering those funds with a bearish stance.

      PROFITABILITY. The independent board members reviewed summary data regarding the lack of profitability of the Fund to the Adviser. The independent board members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

      ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent board members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

      SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser.

      SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses and total expenses of each Fund to similar expense ratios of the peer group of specialty diversity funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratio was above average and the Fund's size was below average within these groups. The independent board members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

      CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record considering its bearish investment stance. The independent board members also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that economies of scale were not a significant factor in their thinking at this time. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board.

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

M. Bruce Adelberg                                 Anthony R. Pustorino
CONSULTANT                                        CERTIFIED PUBLIC ACCOUNTANT,
MBA RESEARCH GROUP                                PROFESSOR EMERITUS
                                                  PACE UNIVERSITY
Anthony J. Colavita
PARTNER                                           Werner J. Roeder, MD
ANTHONY J. COLAVITA, P.C.                         MEDICAL DIRECTOR
                                                  LAWRENCE HOSPITAL
Vincent D. Enright
FORMER SENIOR VICE PRESIDENT                      Henry G. Van der Eb, CFA
AND CHIEF FINANCIAL OFFICER                       SENIOR VICE PRESIDENT
KEYSPAN ENERGY CORP.                              GAMCO INVESTORS, INC.

Charles L. Minter
FORMER CHAIRMAN AND
EXECUTIVE OFFICER
COMSTOCK PARTNERS, INC.

                         OFFICERS AND PORTFOLIO MANAGERS

Bruce N. Alpert                                   Martin Weiner, CFA
EXECUTIVE VICE PRESIDENT                          PORTFOLIO MANAGER
                                                  AND PRESIDENT

Peter D. Goldstein                                Charles L. Minter
CHIEF COMPLIANCE OFFICER                          PORTFOLIO MANAGER
                                                  AND DIRECTOR
James E. McKee
SECRETARY                                         Agnes Mullady
                                                  TREASURER
Carolyn Matlin
VICE PRESIDENT

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by an effective prospectus.
--------------------------------------------------------------------------------

GABCOOCT06SR

                          COMSTOCK
                          FUNDS,
                          INC.






                          Comstock Strategy Fund
                          Comstock Capital Value Fund




                                                              SEMI-ANNUAL REPORT
                                                                OCTOBER 31, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Comstock Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     12/26/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     12/26/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     12/26/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.